Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Future Minimum Lease Payments Receivable
a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2022		2023		2024
Less than one year	Ps.	1,478,921	Ps.	2,122,505	Ps.	2,494,023
One to two years		902,437		1,607,033		1,870,248
Two to three years		526,668		1,041,070		1,390,463
Three to four years		138,238		724,253		505,451
Four to five years		57,803		190,564		238,339
More than five years		56,108		144,767		142,567
	Ps.	3,160,175	Ps.	5,830,192	Ps.	6,641,091

Summary of Future Minimum Rental Payments Under Non-cancelable Leases
b)
Future minimum rental payments under non-cancelable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2022		2023		2024
Less than one year	USD$	11,451	USD$	14,432	USD$	23,403
One to two years		10,129		13,974		18,670
Two to three years		9,341		12,835		5,781
Three to four years		9,044		4,302		268
Four to five years		6,021		157		146
More than five years		6,248		-		195
	USD$	52,234	USD$	45,700	USD$	48,463